Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balances at Dec. 31, 2019	$ 96	$ 84	$ 175	$ 265	$ 10,408,624	$ (10,375,208)		$ 34,036
Balances (in Shares) at Dec. 31, 2019	95,518	83,707	175,066	265,164
Sale of Series C Preferred Stock			$ 3		53,461			53,464
Sale of Series C Preferred Stock (in Shares)			2,762
Warrants issued in connection with the sale of Series C Preferred Stock					46,536			46,536
Issuance of common stock for director services				$ 7	34,098			34,105
Issuance of common stock for director services (in Shares)				7,251
Recapitalization at reverse merger - May 20, 2020	$ (96)	$ (84)	$ (178)	$ 73	618,135			617,850
Recapitalization at reverse merger - May 20, 2020 (in Shares)	(95,518)	(83,707)	(177,828)	72,906
Issuance of common stock for services				$ 2	9,448			9,450
Issuance of common stock for services (in Shares)				2,012
Net loss						(2,803,029)		(2,803,029)
Balances at Dec. 31, 2020				$ 347	11,170,302	(13,178,237)		(2,007,588)
Balances (in Shares) at Dec. 31, 2020				347,333
Net loss						(654,004)		(654,004)
Balances at Mar. 31, 2021				$ 347	11,170,302	(13,832,241)		(2,661,592)
Balances (in Shares) at Mar. 31, 2021				347,333
Balances at Dec. 31, 2020				$ 347	11,170,302	(13,178,237)		(2,007,588)
Balances (in Shares) at Dec. 31, 2020				347,333
Net loss								(3,575,585)
Balances at Sep. 30, 2021				$ 347	11,170,302	(16,753,822)		(5,583,173)
Balances (in Shares) at Sep. 30, 2021				347,333
Balances at Dec. 31, 2020				$ 347	11,170,302	(13,178,237)		(2,007,588)
Balances (in Shares) at Dec. 31, 2020				347,333
Net loss								(9,100,686)
Balances at Dec. 31, 2021				$ 591	21,587,389	(22,278,923)	(3,990)	(694,933)
Balances (in Shares) at Dec. 31, 2021				590,857
Balances at Mar. 31, 2021				$ 347	11,170,302	(13,832,241)		(2,661,592)
Balances (in Shares) at Mar. 31, 2021				347,333
Net loss						(1,120,742)		(1,120,742)
Balances at Jun. 30, 2021				$ 347	11,170,302	(14,952,983)		(3,782,334)
Balances (in Shares) at Jun. 30, 2021				347,333
Net loss						(1,800,839)		(1,800,839)
Balances at Sep. 30, 2021				$ 347	11,170,302	(16,753,822)		(5,583,173)
Balances (in Shares) at Sep. 30, 2021				347,333
Net loss						(3,575,585)		(3,575,585)
Recapitalization October 1, 2021				$ 244	7,193,414			7,193,658
Recapitalization October 1, 2021 (in Shares)				243,400
Fair value of stock options and warrants vested					2,943,499			2,943,499
Issuance of common stock for services					280,174			280,174
Issuance of common stock for services (in Shares)				124
Foreign currency translation adjustment							(3,990)	(3,990)
Net loss						(5,525,101)		(5,525,101)
Balances at Dec. 31, 2021				$ 591	21,587,389	(22,278,923)	(3,990)	(694,933)
Balances (in Shares) at Dec. 31, 2021				590,857
Fair value of stock options vested					235,690			235,690
Issuance of common stock for services				$ 4	129,846			129,850
Issuance of common stock for services (in Shares)				4,243
Foreign currency translation adjustment							451	451
Net loss						(2,159,938)		(2,159,938)
Balances at Mar. 31, 2022				$ 595	21,952,925	(24,438,861)	(3,539)	(2,488,880)
Balances (in Shares) at Mar. 31, 2022				595,100
Balances at Dec. 31, 2021				$ 591	21,587,389	(22,278,923)	(3,990)	(694,933)
Balances (in Shares) at Dec. 31, 2021				590,857
Net loss								(9,110,360)
Balances at Sep. 30, 2022				$ 1,240	38,578,689	(31,389,283)	(3,974)	7,186,672
Balances (in Shares) at Sep. 30, 2022				1,240,094
Balances at Mar. 31, 2022				$ 595	21,952,925	(24,438,861)	(3,539)	(2,488,880)
Balances (in Shares) at Mar. 31, 2022				595,100
Fair value of stock options vested					280,510			280,510
Conversion of convertible debt into common shares				$ 645	13,719,683			13,720,328
Conversion of convertible debt into common shares (in Shares)				644,994
Foreign currency translation adjustment							(1,773)	(1,773)
Net loss						(2,513,669)		(2,513,669)
Balances at Jun. 30, 2022				$ 1,240	35,953,118	(26,952,530)	(5,312)	8,996,516
Balances (in Shares) at Jun. 30, 2022				1,240,094
Fair value of stock options vested					2,625,571			2,625,571
Foreign currency translation adjustment							1,338	1,338
Net loss						(4,436,753)		(4,436,753)
Balances at Sep. 30, 2022				$ 1,240	$ 38,578,689	$ (31,389,283)	$ (3,974)	$ 7,186,672
Balances (in Shares) at Sep. 30, 2022				1,240,094